Subsequent events - Narrative (Details)								3 Months Ended	12 Months Ended
	Sep. 30, 2022 $ / shares	Jun. 30, 2022 $ / shares	Apr. 27, 2022 USD ($)	Mar. 31, 2022 $ / shares	Mar. 15, 2022 installment $ / shares	Mar. 29, 2017 USD ($)	Jun. 14, 2016 USD ($)	Dec. 31, 2022 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Apr. 26, 2022	Apr. 18, 2022 USD ($)	Dec. 31, 2021	Sep. 11, 2020 USD ($)	Apr. 30, 2017 USD ($)	Sep. 27, 2013 USD ($)
Subsequent Event [Line Items]
Dividends to be paid (in dollars per share) | $ / shares									$ 0.05	$ 0.11
2027 Notes
Subsequent Event [Line Items]
Aggregate principal amount issued														$ 150,000,000	$ 265,000,000
Stated interest rate													5.875%
2023 Notes
Subsequent Event [Line Items]
Aggregate principal amount issued																$ 473,800,000
Stated interest rate													6.625%
Redemption price, percentage of principal amount redeemed						11.60%	16.90%
Redemption price, amount						$ 48,885,000	$ 80,800,000
Early tender payment						$ 3,187,000	$ 800,000
Subsequent Event
Subsequent Event [Line Items]
Dividends declared (in dollars per share) | $ / shares					$ 0.15
Common stock, dividends, number of payment installments | installment					4
Dividends to be paid (in dollars per share) | $ / shares				$ 0.04
Subsequent Event | Senior Notes
Subsequent Event [Line Items]
Stated interest rate			6.125%
Subsequent Event | 2027 Notes
Subsequent Event [Line Items]
Aggregate principal amount issued												$ 150,000,000
Subsequent Event | 2029 Notes
Subsequent Event [Line Items]
Aggregate principal amount issued			$ 350,000,000
Stated interest rate			6.375%								6.25%
Subsequent Event | 2029 Notes | Restaurants and Office
Subsequent Event [Line Items]
Reduce of commission, percentage			15.00%
Subsequent Event | 2029 Notes | Supply Chain
Subsequent Event [Line Items]
Reduce of commission, percentage			10.00%
Subsequent Event | 2023 Notes
Subsequent Event [Line Items]
Redemption price, percentage of principal amount redeemed			23.36%
Redemption price, amount			$ 62,741
Early tender payment			$ 3,175
Scenario, Forecast
Subsequent Event [Line Items]
Dividends to be paid (in dollars per share) | $ / shares	$ 0.04	$ 0.04						$ 0.03